COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
The schedule of the future minimum lease payments under non-cancelable operating lease agreements
The future aggregate minimum lease payments under non-cancelable operating lease agreements (represented by the two leases for the new Shanghai headquarters) were as follows:

Years ending December 31,	US$

2019	93,084
2020	52,360
Total	145,444